Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amounts due to third parties for reimbursable expenses	$ 323,600	$ 138,200
Change in unbilled receivables	194,437
Change in unearned revenue (payments on account)	663,078
Increase in advance payments netted against unbilled contracts receivable	(468,641)
Bad debt expense	900	$ 2,900
Revenue, remaining performance obligation, amount	$ 13,300,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	48.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months